Document and Entity Information	Apr. 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2020
Entity Registrant Name	COMMSCOPE HOLDING COMPANY, INC.
Entity Central Index Key	0001517228
Entity Emerging Growth Company	false
Entity File Number	001-36146
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-4332098
Entity Address Address Line1	1100 CommScope Place
Entity Address, Address Line Two	SE
Entity Address City Or Town	Hickory
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28602
City Area Code	(828)
Local Phone Number	324-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	COMM
Name of each exchange on which registered	NASDAQ